CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net profit (loss)	$ 215	$ (13,924)	$ 278
Income and expenses not involving operating cash flows:
Depreciation and amortization	7,134	5,382	4,928
Capital loss from sale of property and equipment	51	63	77
Impairment of property, and equipment		118	24
Impairment of intangible assets			24
Change in employee benefit liabilities, net	90	21	88
Financial expenses (income), net	(7,443)	12,857	276
Valuation (gains) loss of short-term investments	769	114	(167)
Cost of share-based payments	1,757	1,291	82
Tax expenses (benefit)	1,097	455	(201)
Income and expenses not involving operating cash flows	3,455	20,301	5,131
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(641)	611	1,134
Decrease in deferred taxes	(2,544)	(3,097)	(248)
Increase in inventory	(21)	202	(156)
Decrease (increase) in prepaid expenses	(471)	289	(303)
Increase in trade payables	1,264	494	393
Decrease in deferred revenues	(246)	(970)	(296)
Decrease (increase) in other accounts payable	845	(2,459)	(466)
Changes in operating assets and liabilities	(1,814)	(4,930)	58
Cash paid and received:
Interest received	429	318	102
Interest paid	(1,010)	(440)	(405)
Income tax received	87	7	189
Income taxes paid	(1,435)	(1,147)	(671)
Cash paid and received	(1,929)	(1,262)	(785)
Net cash provided by (used in) operating activities	(73)	185	4,682
Cash flows from investing activities:
Purchase of property and equipment	(1,661)	(625)	(859)
Acquisition of subsidiaries		(27,323)
Investment in intangible assets	(5,243)	(2,633)	(913)
Investment in long-term deposits	(5,705)	(4,860)
Proceeds from short-term deposits		4,733
Purchase of short-term investments	(5,588)	(13,622)	(6,718)
Proceeds from sale of short-term investments	11,764	3,356	843
Net cash used in investing activities	(6,433)	(40,974)	(7,647)
Cash flows from financing activities:
Proceeds from issue of share options liability		6,859
Dividend paid to non-controlling interests	(130)
Payment of lease liabilities	(2,447)	(1,933)	(1,456)
Proceeds from issue of share capital, net		30,140
Exercise of share options	1,961	463
Proceeds from (payment of) long-term loans	(1,665)	18,265
Proceeds from (payment of) short-term credit		(2,716)	2,179
Net cash provided by (used in) financing activities	(2,281)	51,078	723
Effect of exchange rate changes on cash and cash equivalents	(1,575)	414	308
Increase (decrease) in cash and cash equivalents	(10,362)	10,703	(1,934)
Cash and cash equivalents at the beginning of the year	14,845	4,142
Cash and cash equivalents at the end of the year	4,483	14,845	4,142
Non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	1,658	131	$ 439
Liability derecognized and recorded in equity upon exercise of share options	$ 1,015	$ 319